Balance Sheets (Annual) (Annual, USD $)	Dec. 31, 2013
Annual
CURRENT ASSETS:
Cash	$ 1,759
Inventories	37,660
Advance to supplier	2,152
TOTAL CURRENT ASSETS	41,571
NONCURRENT ASSETS
Office equipment, net of accumulated depreciation of $945	3,248
TOTAL NONCURRENT ASSETS	3,248
TOTAL ASSETS	44,819
CURRENT LIABILITIES:
Accrued expenses	7,000
TOTAL CURRENT LIABILITIES	7,000
MEMBERS EQUITY
Members Capital Contribution	141,986
Accumulated Deficit	(104,167)
TOTAL MEMBERS' EQUITY	37,819
TOTAL LIABILITIES AND MEMBERS' EQUITY	$ 44,819